CONTINGENT LIABILITIES (Details Textual) - USD ($)	Aug. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MitsuiCo Financial Services [Member]
Statement1 [Line Items]
Credit facility face amount	$ 2,069,000
Proportion of ownership interest in joint venture	49.00%
Percentage of guarantee provided	100.00%
Percentage of fee to be paid for guarantee provided	51.00%
Line of credits		$ 1,841,000	$ 2,819,000	$ 4,099,000
Grindrod Shipping Pte Ltd and its subsidiaries [Member]
Statement1 [Line Items]
Credit facility face amount		$ 20,804,000	$ 59,613,000